Investments in AFS Debt Securities - Schedule of Investments in Debt Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 195,796	$ 0
Accrued interest	462
Gross Unrealized Gains	4
Gross Unrealized Losses	(1,355)
Fair Value	194,907	$ 0
Amortization of premium	384
U.S. Treasury securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	103,014
Accrued interest	73
Gross Unrealized Gains	0
Gross Unrealized Losses	(584)
Fair Value	102,503
Multinational securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	19,911
Accrued interest	109
Gross Unrealized Gains	0
Gross Unrealized Losses	(154)
Fair Value	19,866
Corporate bonds
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	39,894
Accrued interest	235
Gross Unrealized Gains	0
Gross Unrealized Losses	(480)
Fair Value	39,649
Agency TBA
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	7,457
Accrued interest	13
Gross Unrealized Gains	4
Gross Unrealized Losses	(8)
Fair Value	7,466
Agency mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	4,153
Accrued interest	14
Gross Unrealized Gains	0
Gross Unrealized Losses	(31)
Fair Value	4,136
Other asset-backed securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	9,610
Accrued interest	5
Gross Unrealized Gains	0
Gross Unrealized Losses	(91)
Fair Value	9,524
Commercial paper
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	9,939
Accrued interest	0
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Fair Value	9,939
Other
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	1,818
Accrued interest	13
Gross Unrealized Gains	0
Gross Unrealized Losses	(7)
Fair Value	$ 1,824